INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of earnings (loss) before income taxes from continuing operations

	December 31,	December 31,	December 31,
	2019	2018	2017
United States	$(201.1)	$(351.4)	$(427.9)
Non-U.S. (1)	96.8	80.4	20.8
Total loss before income taxes	$(104.3)	$(271.0)	$(407.1)

Schedule of principal components of income tax expense (benefit) from continuing operations

	December 31,	December 31,	December 31,
	2019	2018	2017
Current:
Federal	$—	$—	$—
State and local	(1.4)	6.0	4.5
Non-U.S.	51.0	83.8	61.7
Deferred:
Federal	(0.4)	(8.4)	(46.3)
State and local	(1.8)	(2.7)	(7.0)
Non-U.S.	(10.9)	(28.8)	(32.6)
Income tax expense (benefit)	$36.5	$49.9	$(19.7)

Schedule of reconciliation of U.S. federal statutory taxes to the Company's total income tax expense (benefit) from continuing operations

	December 31,	December 31,	December 31,
	2019	2018	2017
Taxes at U.S. statutory rate (21%) (1)	$(21.9)	$(56.9)	$(142.8)
State and local taxes, net of federal tax benefit	(4.0)	(6.0)	(12.7)
Non-U.S. rate differential	4.3	4.2	(0.6)
Non-U.S. tax holidays	(4.6)	(1.8)	2.1
Uncertain tax positions	16.0	21.5	3.5
Tax Cuts and Jobs Act of 2017	—	(14.1)	23.0
Global intangible low-tax income inclusion	13.8	4.2	—
Change in valuation allowances	17.0	104.7	93.4
Taxes on undistributed foreign earnings and withholding/ dividend taxes	8.5	(2.3)	16.0
U.S. implications of non-U.S. earnings	(1.8)	12.3	2.3
R&D deduction/ credit	(2.2)	(11.8)	(8.9)
Non-taxable settlement of contingent consideration	—	(3.2)	(6.3)
Other permanent differences	6.7	10.5	0.4
Impact of rate changes in non-U.S. jurisdictions	4.8	(1.3)	(13.2)
Outside basis difference on divestiture	—	(6.6)	19.1
Non-deductible transaction costs	—	—	(5.9)
Other (2)	(0.1)	(3.5)	10.9
Total income tax expense (benefit)	$36.5	$49.9	$(19.7)

Schedule of deferred income tax assets and liabilities

	December 31,	December 31,
	2019	2018
Deferred tax assets
Net operating losses and capital losses	$138.3	$168.2
Accrued liabilities	30.0	35.1
Employee compensation and benefits	13.7	16.8
Pensions	13.3	11.0
Business interest deduction limitation	98.9	57.3
Inventory	20.4	15.8
Litigation Reserve	—	14.9
Lease Liability	19.8	—
Bad Debts	6.3	—
Other	0.3	13.6
Total deferred tax assets, before valuation allowances	$341.0	$332.7
Valuation allowances	$(205.7)	$(208.0)
Deferred tax assets, net of valuation allowances	$135.3	$124.7
Deferred tax liabilities
Intangibles & Goodwill	(106.9)	(128.9)
Undistributed foreign earnings	(45.1)	(46.6)
Property, plant & equipment	(31.2)	(37.7)
Debt issuance costs	(46.1)	(56.4)
Lease Right of Use Asset	(18.8)	—
Other	(2.9)	(4.7)
Total deferred tax liabilities	$(251.0)	$(274.3)
Net deferred income tax liabilities	$(115.7)	$(149.6)

Schedule of unrecognized tax benefits

	December 31,	December 31,	December 31,
	2019	2018	2017
Beginning balance	$38.4	$22.0	$20.9
Additions for the current year tax positions	10.2	11.6	3.9
Additions for prior year tax positions	5.5	9.6	2.7
Reductions for prior year tax positions	(1.0)	(4.8)	(1.9)
Reductions for settlements with tax authorities	—	—	(3.4)
Reductions for expirations of statute of limitations	(0.5)	—	(0.2)
Ending balance	$52.6	$38.4	$22.0